Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 15, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge		$ 600,000	$ 596,906
Post-tax real discount rate		8.30%	8.00%
Total project cost			$ 5,300,000
FVLCD Recoverable amount		$ 8,700,000
Carrying Value of Property plant equipment			$ 9,782,647	$ 8,838,305	$ 7,346,972
Decrease percentage of Long Term Copper And Gold Prices			5.00%
Long term forecast copper price per pound		3.13	3.07
Percent of total recoverable amount		20.00%	20.00%
Long term forecast gold price per ounce		1,320	1,343
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate			1.00%
Delay in project	16 months
Increase Decrease In Project Cost	$ 1,200,000
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate			9.30%
Delay in project	30 months
Increase Decrease In Project Cost	$ 1,900,000
Discount Rate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying Value of Property plant equipment		$ 9,300,000
Reduction In Recoverable amount			$ 1,500,000
Price Volatility In Gold Copper [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reduction In Recoverable amount			$ 1,300,000
Increase percentage of copper and gold prices			5.00%
Increase In Recoverable Amount			$ 1,200,000